Related-Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 16. RELATED-PARTY TRANSACTIONS
LL Credit Facilities
As of December 31, 2021, we have one senior secured credit facility with a related party and two mezzanine secured credit facilities with a related party. The following summarizes certain details related to these facilities as of December 31:

	2021		2020
($ in thousands)	Borrowing Capacity	Outstanding Amount	Borrowing Capacity	Outstanding Amount
Senior secured credit facility with a related party	$85,000	$81,926	$225,000	$105,397

Mezzanine secured credit facilities with a related party	$79,000	$82,509	$68,450	$19,251

Since October 2016, we have been party to a loan and security agreement (the “LL Funds Loan Agreement”), with LL Private Lending Fund, L.P. and LL Private Lending Fund II, L.P., both of which are affiliates of LL Capital Partners I, L.P., which holds more than 5% of our Class A common stock. Additionally, Roberto Sella, who is a member of our board of directors, is the managing partner of LL Funds. The LL Funds Loan Agreement is comprised of a senior secured credit facility and a mezzanine secured credit facility, under which we may borrow funds up to a maximum principal amount of $85.0 million and $14.0 million, respectively. The LL Funds Loan Agreement also provides us with the option to borrow above the fully committed borrowing capacity, subject to the lender’s discretion. Refer to
Note 8, Credit Facilities and Notes Payable
, for further details about the facilities under the LL Funds Loan Agreement.
Since March 2020, we have also been party to a mezzanine loan and security agreement (the “LL Mezz Loan Agreement”), with LL Private Lending Fund II, L.P. Under the LL Mezz Loan Agreement, we may borrow funds up to a maximum principal amount of $65.0 million. Refer to
Note 8, Credit Facilities and Notes Payable
, for further details about the mezzanine facility under the LL Mezz Loan Agreement.
From September 10, 2021 through December 15, 2021, we were party to a loan and security agreement (the “Loan and Security Agreement”) for which LL Private Lending Fund II, L.P was a lender for the mezzanine facility under the Loan and Security Agreement. On December 16, 2021, we amended the Loan and Security Agreement, which among other things, replaced LL Private Lending Fund II, L.P. as a lender on the facility with an unrelated third-party lender.
We paid interest for borrowings under the LL facilities of $11.7 million, $8.2 million and $16.8 million during the years ended December 31, 2021, 2020 and 2019, respectively.
Commercial Relationship with First American Financial Corporation
First American Financial Corporation (“First American”), which holds more than 5% of our Class A common stock, through its subsidiaries is a provider of title insurance and settlement services for real estate transactions and a provider of property data services. Additionally, Kenneth DeGiorgio, who is a member of our board of directors, is the chief executive officer of First American. We use First American’s services in the ordinary course of its home-buying and home-selling activities. We paid First American $11.9 million, $7.1 million and $6.9 million during the years ended December 31, 2021, 2020 and 2019, respectively, for its services, inclusive of the fees for property data services.
Credit Agreement with First American
On June 30, 2021, Offerpad entered into a credit agreement (the “First American Credit Agreement”) with First American Title Insurance Company, which is an affiliate of First American, which holds more than 5% of our Class A common stock. Additionally, Kenneth DeGiorgio, who is a member of our board of directors, is the chief executive officer of First American. Under the First American Credit Agreement, we borrowed a principal amount of $30.0 million.
In August 2021, we amended the First American Credit Agreement to borrow an additional $25.0 million. The largest amount of principal outstanding under the First American Credit Agreement, as amended, was $55.0 million. The loan accrued interest at an annual rate of 12.0%. We used the loan to help continue to fund our ongoing operations through the consummation of the Business Combination. The principal amounts of the loan, together with all accrued but unpaid interest, were repaid in connection with the Closing of the Business Combination.
Notes Payable
From August 2015 to January 2017, Offerpad issued an aggregate of $1.1 million in notes payable to immediate family members of Brian Bair, Offerpad’s chief executive officer and a member of its board of directors. The notes payable accrued interest at a rate of 14.0% per annum, were pre-payable
and had no set maturity date. Offerpad paid interest for borrowings under the notes payable of $0.1 million, $0.2 million and $0.2 million during the years ended December 31, 2021, 2020 and 2019, respectively. Since 2018, the largest amount of principal outstanding under these notes payable was $1.1 million. The principal amount of each note, together with all accrued but unpaid interest, was repaid in connection with the Closing of the Business Combination.
Convertible Preferred Stock Financings
In February 2019 and February 2020, Offerpad issued and sold to First American 3,764,606 and 501,947 shares, respectively, of its Series C convertible preferred stock for a total purchase price of $85.0 million.
Compensation of Immediate Family Members of Brian Bair
Offerpad employs two of Brian Bair’s brothers, along with Mr. Bair’s sister-in-law.
The following details the total compensation paid to Mr. Bair’s brothers and Mr. Bair’s sister-in-law
during the respective periods:

	Year Ended December 31,
($ in thousands)	2021	2020	2019
Mr. Bair’s brother 1	$572	$260	$240
Mr. Bair’s brother 2	469	313	216
Mr. Bair’s sister-in-law	141	120	145

	$1,182	$693	$601